Long-Term Debt - Components of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 Teekay Nakilat Corporation [Member] U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2011 Teekay Nakilat Corporation [Member] U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2012 Teekay Nakilat Corporation [Member] Unsecured Debt [Member] USD ($)	Dec. 31, 2011 Teekay Nakilat Corporation [Member] Unsecured Debt [Member] USD ($)	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member] U.S. Dollar-denominated Term Loan one due through 2021 [Member] USD ($)	Dec. 31, 2011 Teekay Tangguh Joint Venture [Member] U.S. Dollar-denominated Term Loan one due through 2021 [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 1,413,353	$ 1,315,231	$ 80,000	$ 49,274	$ 112,264	$ 120,796	$ 108,799	$ 114,868	$ 125,791	$ 341,382	€ 258,800	$ 348,906	$ 321,851	$ 346,768	$ 13,282	$ 13,282	$ 309,984	$ 321,337
Less current portion	86,489	84,722
Total	$ 1,326,864	$ 1,230,509